Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payments Tables
Fair value inputs
Fair value of stock option in €	212
Fair value of common share in €	431
Exercise price in €	656
Volatility (weighted average)	63%
Expected life (range)	4.25 to 7 years
Dividend yield	-
Risk-free rate (range)	-0.33 to 0.17%

Fair value per share in USD	18.05
Exercise price in USD	18.05
Volatility expected	73.0%
Expected life (midpoint based)	4.9
Dividend yield expected	-
Risk-free rate (interpolated, US sovereign strips curve)	2.16%
Fair Value per option (in USD)	10.86
FX rate (EUR/USD) as of grant date	0.85
Fair Value per option (in EUR)	9.24

Share options
Granted in 2017	1,869,192
Forfeited	-
Outstanding at December 31, 2017	1,869,192
Thereof vested	0